Components of Net Postretirement Expense (Detail) - Postretirement Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Domestic
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost on the accumulated obligation	$ 192	$ 173	$ 229
Prior service (credit)	(219)	(220)	(235)
Net actuarial (gains) losses	(26)	24
Net Pension Cost	(53)	(23)	(6)
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost - benefits earned during the period	1,507	1,307	1,097
Interest cost on the accumulated obligation	1,122	939	854
Net actuarial (gains) losses	442	332	230
Net Pension Cost	$ 3,071	$ 2,578	$ 2,181